Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred revenue in subsidiaries
The subsidiaries of the Company have recognized the following deferred revenue:

	12/31/2019	12/31/2018
‘am/pm’ and Jet Oil franchising upfront fee (a)	956	18,668
Loyalty program “Km de Vantagens” (b)	25,096	18,465
Loyalty program “Clube Extrafarma” (b)	1,574	1,289

	27,626	38,422

Current	27,626	26,572
Non-current	0	11,850